PROVISIONS - Changes in Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Other Provisions [Roll Forward]
Acquisition of Detour Gold Corporation	$ 16,261
Environmental rehabilitation provision
Changes In Other Provisions [Roll Forward]
Balance, beginning of year	71,121	$ 50,603
Changes in cost estimates	44,306	19,644
Acquisition of Detour Gold Corporation	116,044	0
Site closure and reclamation costs paid	(11,553)	(938)
Unwinding of discount on rehabilitation provision	356	848
Foreign currency translation recorded in OCI	8,851	964
Balance, end of the year	229,125	71,121
Current portion	65,941	24,172
Long-term balance	$ 163,184	$ 46,949